SUPPLEMENTAL CASH FLOW DATA (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Cash Flow Supplemental Disclosures [Line Items]
Interest Paid, Total	$ 3,468	$ 15,522	$ 21,606	$ 41,930	$ 55,198	$ 31,008